Inventory (Tables)	3 Months Ended
Mar. 31, 2023
Inventory Disclosure [Abstract]
Schedule of inventory

	March 31, 2023	December 31, 2022

Raw materials	$98	$98
Work in process	580	-
Total Inventory	$678	$98